Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.03%
Australia–1.54%
CSL Ltd.	28,901	$5,739,651
Canada–5.98%
Alimentation Couche-Tard, Inc.	194,911	8,780,856
CAE, Inc.(a)	209,490	5,452,789
Dollarama, Inc.	111,133	6,302,708
Shopify, Inc., Class A(a)	2,721	1,840,198
		22,376,551
Denmark–3.65%
Ascendis Pharma A/S, ADR(a)	20,139	2,363,513
Novo Nordisk A/S, Class B	101,971	11,292,949
		13,656,462
France–14.53%
Adevinta ASA, Class B(a)	198,360	1,807,322
Airbus SE(a)	53,611	6,480,151
Dassault Systemes SE	104,228	5,135,832
Edenred	76,036	3,758,884
EssilorLuxottica S.A.	13,409	2,447,746
Hermes International	8,540	12,112,981
Kering S.A.	5,529	3,492,658
L’Oreal S.A.	10,778	4,314,065
LVMH Moet Hennessy Louis Vuitton SE	12,887	9,176,440
Sartorius Stedim Biotech	13,720	5,623,107
		54,349,186
Germany–5.11%
CTS Eventim AG & Co. KGaA(a)	85,250	5,849,525
Hypoport SE(a)	3,042	1,155,369
Infineon Technologies AG	44,952	1,535,714
SAP SE	16,270	1,815,460
Siemens AG	22,035	3,053,218
Siemens Healthineers AG(b)	92,012	5,705,537
		19,114,823
India–3.78%
Dr Lal PathLabs Ltd.(b)	81,401	2,791,597
Reliance Industries Ltd.	327,673	11,341,444
		14,133,041
Ireland–1.57%
Flutter Entertainment PLC(a)	50,786	5,878,332
Italy–1.61%
Davide Campari-Milano N.V.	518,758	6,034,146
Japan–8.01%
Benefit One, Inc.	126,400	2,646,453
Daikin Industries Ltd.	30,200	5,498,662
Hitachi Ltd.	50,900	2,550,521
Hoya Corp.	26,593	3,034,572
Keyence Corp.	11,924	5,543,801
Kobe Bussan Co. Ltd.	112,000	3,440,451
Nidec Corp.	53,300	4,222,733
Shares		Value
Japan–(continued)
Nihon M&A Center Holdings, Inc.	215,900	$3,000,259
		29,937,452
Netherlands–5.68%
Aalberts N.V.	73,531	3,800,321
Adyen N.V.(a)(b)	2,663	5,260,944
ASML Holding N.V.	15,981	10,659,317
Boskalis Westminster	7,228	258,610
Shop Apotheke Europe N.V.(a)(b)	13,629	1,244,533
		21,223,725
New Zealand–0.99%
Xero Ltd.(a)	49,091	3,718,235
Spain–1.61%
Amadeus IT Group S.A.(a)	92,432	6,020,651
Sweden–6.57%
Atlas Copco AB, Class A	117,844	6,115,927
Epiroc AB, Class A	421,741	9,024,690
SKF AB, Class B	113,279	1,841,339
Swedish Match AB	1,011,152	7,605,930
		24,587,886
Switzerland–5.64%
Barry Callebaut AG	747	1,749,206
IWG PLC(a)	859,245	2,933,626
Lonza Group AG	3,980	2,883,444
Sika AG	20,693	6,817,449
Temenos AG	14,012	1,342,582
VAT Group AG(b)	12,138	4,628,214
Zur Rose Group AG(a)	4,980	728,119
		21,082,640
Taiwan–1.89%
Taiwan Semiconductor Manufacturing Co. Ltd.	342,000	7,070,656
United Kingdom–17.64%
Alphawave IP Group PLC(a)	415,868	956,733
Britvic PLC	367,540	3,881,693
Ceres Power Holdings PLC(a)(c)	161,917	1,558,401
Compass Group PLC	370,734	7,989,712
ConvaTec Group PLC(b)	868,452	2,446,040
Electrocomponents PLC	225,770	3,192,425
Entain PLC(a)	307,873	6,603,415
Legal & General Group PLC	853,385	3,025,999
London Stock Exchange Group PLC	76,811	8,024,883
Melrose Industries PLC	1,482,324	2,399,436
Next PLC	80,696	6,363,324
Ocado Group PLC(a)	404,662	6,185,546
Rentokil Initial PLC	855,918	5,895,229
Rightmove PLC	594,189	4,915,141
Trainline PLC(a)(b)	781,342	2,552,765
		65,990,742
United States–9.23%
Atlassian Corp. PLC, Class A(a)	15,493	4,552,308

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
United States–(continued)
EPAM Systems, Inc.(a)	17,634	$5,230,421
Ferguson PLC	37,111	5,037,445
James Hardie Industries PLC, CDI	247,762	7,456,100
Medtronic PLC	30,539	3,388,302
ResMed, Inc.	36,473	8,845,067
		34,509,643
Total Common Stocks & Other Equity Interests (Cost $209,069,155)		355,423,822
Money Market Funds–4.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	5,471,360	5,471,360
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	3,907,881	3,906,709
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	6,252,983	6,252,983
Total Money Market Funds (Cost $15,631,778)		15,631,052
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.21% (Cost $224,700,933)		371,054,874
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.42%
Invesco Private Government Fund, 0.31%(d)(e)(f)	472,530	$472,530
Invesco Private Prime Fund, 0.34%(d)(e)(f)	1,102,679	1,102,569
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,575,001)		1,575,099
TOTAL INVESTMENTS IN SECURITIES—99.63% (Cost $226,275,934)		372,629,973
OTHER ASSETS LESS LIABILITIES–0.37%		1,382,143
NET ASSETS–100.00%		$374,012,116
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $24,629,630, which represented 6.59% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$963,741	$6,830,575	$(2,322,956)	$-	$-	$5,471,360	$82
Invesco Liquid Assets Portfolio, Institutional Class	688,191	4,878,983	(1,659,254)	(726)	(485)	3,906,709	379
Invesco Treasury Portfolio, Institutional Class	1,101,419	7,806,372	(2,654,808)	-	-	6,252,983	401
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	63,225	1,024,495	(615,190)	-	-	472,530	84*
Invesco Private Prime Fund	147,525	2,379,953	(1,424,964)	98	(43)	1,102,569	241*
Total	$2,964,101	$22,920,378	$(8,677,172)	$(628)	$(528)	$17,206,151	$1,187

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,739,651	$—	$5,739,651
Canada	22,376,551	—	—	22,376,551
Denmark	2,363,513	11,292,949	—	13,656,462
France	—	54,349,186	—	54,349,186
Germany	—	19,114,823	—	19,114,823
India	—	14,133,041	—	14,133,041
Ireland	—	5,878,332	—	5,878,332
Italy	—	6,034,146	—	6,034,146
Japan	—	29,937,452	—	29,937,452
Netherlands	—	21,223,725	—	21,223,725
New Zealand	—	3,718,235	—	3,718,235
Spain	—	6,020,651	—	6,020,651
Sweden	—	24,587,886	—	24,587,886
Switzerland	—	21,082,640	—	21,082,640
Taiwan	—	7,070,656	—	7,070,656
United Kingdom	—	65,990,742	—	65,990,742
United States	22,016,098	12,493,545	—	34,509,643
Money Market Funds	15,631,052	1,575,099	—	17,206,151
Total Investments	$62,387,214	$310,242,759	$—	$372,629,973
Invesco Oppenheimer V.I. International Growth Fund